Intangible assets, airport concessions - Net: (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [text block]
The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

									Foreign
							Business		currency		Additions /
	12/31/2015		Additions		12/31/2016		Acquisition		translation		Impairment		12/31/2017

Concessions
(Regulated activity)	Ps	25,854,357	Ps	1,784,762	Ps	27,639,119	Ps	20,487,170	Ps	484,045	Ps	1,449,729	Ps	50,060,063
Licenses and ODC		191,623		13,904		205,527						18,915		224,442
Commercial Right's
(Unregulated activity)								6,053,820		140,951				6,194,771
Goodwill								7,081,220		215,334				7,296,554
Goodwill’s impairment												(4,719,096)		(4,719,096)
Accumulated
Amortization		(7,023,669)		(536,851)		(7,560,520)						(1,143,211)		(8,703,731)

	Ps	19,022,311	Ps	1,261,815	Ps	20,284,126	Ps	33,622,210	Ps	840,330	Ps	(4,393,663)	Ps	50,353,003

(*)
The most significant additions includes: a) Improvements in the installation of the Terminal 3 building at Cancún Airport; b) Construction of the new Terminal 4 building at Cancún Airport; c) Supply and installation of passenger boarding bridges in the Terminals 3 and 4 buildings; d) Expansion of the commercial platform of the Terminal 3 building; e) Construction of earth fills and pavement for the Terminal 4 platform, and f) Construction of wheel treads, connector, and headrests in Cancún Airport.

Disclosure of detailed information about allocation of goodwill for operating segment [Text Block]
Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned. The following is a summary of the allocation of goodwill for each operating segment

	2017

Aerostar Net Goodwill	Ps	887,169
Airplan Goodwill (Note 1)		1,474,955

	Ps	2,362,124

Disclosure of detailed information about goodwill after adjusting impairment loss [Text Block]
As a result of the passage of Hurricane Maria on the island of Puerto Rico on September 20, 2017, which affected the infrastructure of the LMM airport as well as causing severe damage to the rest of the island that impacted the expected future flows of Aerostar the Company recognized an impairment of Ps.4,719,096 in cost of aeronautical and non-aeronautical services within operating costs and expenses. As a result of the above, the Administration also carried out impairment tests on the intangible asset of the concession, without determining a deterioration to be recognized. Remaining a net effect, as shown below:

	2017

Aerostar Goodwill (Note 1)	Ps	5,606,265
Goodwill Impairment		(4,719,096)

	Ps	887,169

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
For the determination of fair value less costs to sell, projections of cash flows approved by the Administration are used, covering a period of 36 years in the case of Aerostar and 15 years in the case of Airplan, which are the remaining years of the airport concessions. For each CGU with a significant amount of goodwill, the key assumptions are the following:

	2017

	Airplan	Aerostar

Discount rate	10.07%	10.00%
Discount rate for the value in use method	15.12%	11.75%
Annual average of revenue growth	2.00%	3.47%
Level of the fair value hierarchy of value
recoverable from the CGU	3	3